SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Foreign Currency and Derivative Financial Instruments) (Narrative) (Details)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Foreign currency [Line Items]
Cash and cash equivalents, functional currency equivalent of foreign currency denominated amount	$ 2,017	¥ 19,626,332	$ 20,791,918	¥ 14,629,660